UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21233

PARADIGM FUNDS (Exact name of registrant as specified in charter)

Nine Elk Street, Albany, NY	12207-1002
(Address of principal executive offices)	(Zip code)

Robert A. Benton Nine Elk Street, Albany, NY 12207-1002 (Name and address of agent for service)

Registrant's telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Item 1. Report to Stockholders.

Paradigm Funds

Paradigm Value Fund
Paradigm Select Fund
Paradigm Micro-Cap Fund
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT

June 30, 2022

Table of Contents

PARADIGM FUNDS

Letter to Shareholders	2
Sector Allocation	5
Performance Information	7
Schedules of Investments	10
Statements of Assets and Liabilities	17
Statements of Operations	17
Statements of Changes in Net Assets	19
Financial Highlights	21

NOTES TO FINANCIAL STATEMENTS	23

DISCLOSURE OF EXPENSES	28

ADDITIONAL INFORMATION	30

2022 Semi-Annual Report 1

Letter to Shareholders

Dear Fellow Shareholders:

In our letter from 2021, we noted that we had seen sustained outperformance of Value over Growth for the first time in recent years. There have been quarter to quarter puts and takes to this trend since then, but Growth has clearly taken it on the chin in the first half of 2022. In the second quarter, the negative equity market performance was very comparable from large-cap to small-cap (e.g., the large-cap Russell 1000 was down 16.67% versus the small-cap Russell 2000 down 17.20%) . However, there have been much greater performance disparities between Value and Growth. This spread has been most pronounced in large cap, with the Russell 1000 Growth declining 28.07%, versus the Russell 1000 Value declining 12.86% year to date. The Russell 2000 Growth subset has also declined by a still materially greater 29.45% versus a decline of 17.31% in Value.

Unfortunately, none of the adversity that 2022 began with has meaningfully ameliorated or abated, from the Russia-Ukraine war, fuel prices, inflation, to ongoing iterations of new Covid variants. The world remains a very uncertain and unsettled landscape, two and a half years into an ongoing global pandemic. Good things have happened over the past year as well, including the rollout of boosters, long-awaited children’s vaccines, alongside milder infections and reduced hospitalizations. While a year ago, the primary concern was the Delta variant, we have since moved on to Omicron, to BA and on to BA.5 at present. These overhangs continue to serve as an unknown impact to the overall economy that is hard to quantify.

From a US macro view, a resilient economy provides a reassuring foundation for the current inflationary environment and Fed tightening arc that are currently presenting cause for concern. On a positive note, the US unemployment rate remains low at 3.6%, a level it has maintained for four consecutive months. Moreover, the ISM Manufacturing and ISM Services indices both remain in expansionary territory, at 53.0 and 55.3, respectively. It is hard to imagine that many people have been unaware of the reality of $5 gas at the pump (up nearly 50% year over year), and 5%-plus mortgage interest rates. Both of these developments occurred relatively quickly in the spring of 2022. While the pace of acceleration appears to have moderated, the reality is that life has become significantly more expensive for many Americans. The headline CPI data from the most recent June report show an annualized inflation rate acceleration to a rate of 9.1% from 8.6% in May, the highest level since 1981, reflecting higher fuel, food, and rental housing prices. With inflation running at a 4-decade high, and unemployment running at a 5-decade low, these opposing variables have created much debate about the likelihood of a US recession. As we had referenced in April, concern about the impending Federal Reserve tightening pace was borne out by the markets’ volatile reactions to subsequent Fed meetings and rate increases, as well as its signaling for the future trajectory.

The counter argument to this would be that we have been in a longer-term deflationary cycle, and the past two years have been an aberrant period. We have experienced three very unlikely events since 2020: the ongoing Covid-19 pandemic; global supply chain disruptions; and the Russia-Ukraine war. These have created headwinds and a short-term cycle within a larger long-term cycle. There are some who believe that we are still in that longer-term deflationary cycle and that the US should revert to that once the recent peak pressures are alleviated.

While a year ago investors’ primary worries focused on supply chain imbalances and delays, those air pockets appear to be subsiding. Now, there are new worries about the Fed, and how it navigates the path between record inflation versus a possible recession. Economists we are not, and so as mundane as it may sound, we continue to focus on what we do know and understand about the holdings in our portfolio. Regular and consistent conversations with company managements have never seemed more valuable to us, as we

2022 Semi-Annual Report 2

have the opportunity to speak with those on the frontlines of corporate America, who are also navigating a tricky walk of managing their companies amidst the host of the above economic variables.

As the old saying goes, even a broken clock is right twice a day. We have said more than once over the past three years that the exceptionally strong equity market performance we have experienced consecutively in 2019, 2020, and 2021 was statistically impossible to replicate in perpetuity. Unfortunately, we were finally correct in our year-end letter for 2021. Even when we experience an inevitable downturn, it is a small comfort to have expected it. While 2022 year to date has presented very challenging market dynamics, we do find comfort and confidence in our consistent investment philosophy and process since the inception of the firm. Market pullbacks are always painful in the midst, and we try to find the redeeming opportunities for intensive research and new investment ideas.

Paradigm Value Fund

The Paradigm Value Fund decreased 26.94% in the first half of 2022, compared to a 17.31% decrease for its benchmark, the Russell 2000 Value Index. Since inception (January 1, 2003) on an annualized basis, the Fund has returned 11.58%, compared to 9.04% for the benchmark.

From a sector-specific perspective, the Information Technology sector accounted for the greatest detraction to performance in the first half of 2022. Portfolio holdings in the Semiconductors and Semiconductor Equipment industry accounted for the majority of the decline, reflecting ongoing supply chain constraints, as well as concerns around moderating demand and a potential recessionary environment. Holdings in the Health Care, Industrials and Consumer Discretionary sectors were also detractors to first-half performance.

Given the broad-based weakness in returns across sectors, there were no sector contributors to performance in the first half.

Paradigm Select Fund

The Paradigm Select Fund decreased 30.09% in the first half of 2022, compared to a decrease of 21.81% for its benchmark, the Russell 2500 Index. Since inception (January 1, 2005) on an annualized basis, the Fund has returned 9.06% compared to 8.12% for the benchmark.

The Information Technology sector accounted for the greatest detraction to performance in the first half of 2022. The decline was concentrated in Semiconductors and Semiconductor Equipment, an industry in which the Fund has been historically overweight. Holdings in the Industrials, Health Care, and Consumer Discretionary sectors were also detractors to first-half performance.

Given the historic declines in the equity markets, there were no sector contributors to performance in the first half.

Paradigm Micro-Cap Fund

The Paradigm Micro-Cap Fund decreased 29.21% in the first half of 2022, compared a decrease of 25.11% for its benchmark, the Russell Microcap Index. Since inception (January 1, 2008) on an annualized basis, the Fund has returned 8.51%, compared to 6.26% for the benchmark.

2022 Semi-Annual Report 3

The greatest detractor to performance in the first half was the Information Technology sector. Portfolio holdings in the Semiconductors and Semiconductor Equipment industry accounted for the majority of the decline, having faced broad-based pressure in the first half of 2022 after several years of above-average performance. Holdings in the Health Care, Consumer Discretionary, and Industrials sectors were also detractors to first-half performance.

There were no sector contributors to performance in the first half of the year.

Sincerely,

Candace King Weir President and Chief Investment Officer Paradigm Funds Advisor LLC	Amelia F. Weir Senior Vice President Paradigm Funds Advisor LLC

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume that all dividends and distributions were reinvested and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance may be lower or higher that the performance data quoted. Statements concerning financial market trends are based on current market conditions, which will fluctuate. Any statements of opinion constitute only current opinions of Paradigm Funds Advisor LLC which are subject to change. Investment in the Fund involves a risk of loss. The Russell 2000 Value Index, Russell 2500 Index and Russell Microcap Index are U.S. equity indices. These indices are included for informational purposes only and may not be representative of the type of investments made by the Funds. References made to these indices are for comparative purposes only. To obtain performance data current to the most recent month end, please call 1-800-239-0732 or visit our website at www.paradigm-funds.com. The prospectus should be read carefully before investing.

2022 Semi-Annual Report 4

Paradigm Funds (Unaudited)

     PARADIGM VALUE FUND
Sector Allocation as of June 30, 2022
(As a Percentage of Equity Securities Held)

     PARADIGM SELECT FUND
Sector Allocation as of June 30, 2022
(As a Percentage of Equity Securities Held)

2022 Semi-Annual Report 5

Paradigm Funds (Unaudited)

     PARADIGM MICRO-CAP FUND
Sector Allocation as of June 30, 2022
(As a Percentage of Equity Securities Held)

2022 Semi-Annual Report 6

Paradigm Value Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended June 30, 2022.

June 30, 2022 NAV $52.19

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Value Fund	-24.23%	6.92%	7.87%	9.04%
Russell 2000® Value Index(B)	-16.28%	6.18%	4.89%	9.05%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Value Fund was January 1, 2003.

(B) The Russell 2000® Value Index (whose composition is different from the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks. Investors cannot invest directly in an index.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 1.50% . The Total Annual Operating Expense Ratio may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights only include the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds. Shares redeemed within 90 days of purchase are subject to a 2.00% redemption fee.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2022 Semi-Annual Report 7

Paradigm Select Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended June 30, 2022.

June 30, 2022 NAV $51.91

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Select Fund	-23.94%	10.25%	9.56%	10.84%
Russell 2500® Index(B)	-21.00%	5.91%	7.04%	10.49%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Select Fund was January 1, 2005.

(B) The Russell 2500® Index (whose composition is different from the Fund) measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “mid” cap. The Russell 2500® Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio (before any fee waiver) is 1.51%, and 1.16% post waiver. The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.15% of its average daily net assets through April 30, 2023. The Total Annual Operating Expense Ratio may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights only include the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds. Shares redeemed within 90 days of purchase are subject to a 2.00% redemption fee.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2022 Semi-Annual Report 8

Paradigm Micro-Cap Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Period Ended June 30, 2022.

June 30, 2022 NAV $38.63

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Micro-Cap Fund	-28.20%	14.22%	7.82%	11.46%
Russell Microcap® Index(B)	-30.73%	5.06%	4.55%	9.04%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Micro-Cap Fund was January 1, 2008.

(B) The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap. The Russell Microcap® Index is completely reconstituted annually to ensure larger stocks do not distort performance and characteristics of the true microcap opportunity set. Investors cannot invest directly in an index. Under normal circumstances, the Micro-Cap Fund invests at least 80% of its net assets in common stocks of U.S. micro-cap companies.

For purposes of the graph and the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 1.25% . The Total Annual Operating Expense Ratio may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights only include the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds. Shares redeemed within 90 days of purchase are subject to a 2.00% redemption fee.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2022 Semi-Annual Report 9

Paradigm Value Fund

		Schedule of Investments
		June 30, 2022 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Air Courier Services
37,000	Air Transport Services Group, Inc. *	$1,063,010	2.27%
Aircraft Parts & Auxiliary Equipment, NEC
10,000	Ducommun Incorporated *	430,400	0.92%
Communications Services, NEC
30,000	Calix, Inc. *	1,024,200	2.18%
Computer Communications Equipment
124,300	A10 Networks, Inc.	1,787,434
100,000	Extreme Networks, Inc. *	892,000
		2,679,434	5.71%
Electrical Work
19,700	EMCOR Group Inc.	2,028,312	4.33%
Electronic Computers
6,000	Omnicell, Inc. *	682,500	1.46%
Footwear, (No Rubber)
30,000	Caleres, Inc.	787,200	1.68%
Industrial Organic Chemicals
21,700	Sensient Technologies Corporation	1,748,152	3.73%
Laboratory Analytical Instruments
12,500	PerkinElmer Inc.	1,777,750	3.79%
Measuring & Controlling Devices, NEC
10,000	Onto Innovation Inc. *	697,400	1.49%
Millwood, Veneer, Plywood, & Structural Wood Members
35,000	JELD-WEN Holding, Inc. *	510,650	1.09%
Mining & Quarrying of Nonmetallic Minerals (No Fuels)
78,000	Summit Materials, Inc. - Class A *	1,816,620	3.87%
Motor Vehicle Parts & Accessories
60,000	Modine Manufacturing Company *	631,800	1.35%
National Commercial Banks
34,000	First Merchants Corporation	1,211,080
17,000	National Bank Holdings Corporation - Class A	650,590
		1,861,670	3.97%
Optical Instruments & Lenses
12,000	II-VI Incorporated *	611,400	1.30%
Printed Circuit Boards
15,000	Jabil, Inc.	768,150	1.64%
Retail - Catalog & Mail-Order Houses
7,000	Insight Enterprises, Inc. *	603,960	1.29%
Retail - Family Clothing Stores
67,600	American Eagle Outfitters, Inc.	755,768	1.61%
Retail - Retail Stores, NEC
6,000	IAC/InterActiveCorp. *	455,820	0.97%
Retail - Shoe Stores
51,000	Designer Brands Inc. - Class A	666,060
29,800	Foot Locker, Inc.	752,450
		1,418,510	3.02%
Semiconductors & Related Devices
56,700	Kulicke & Soffa Industries Inc. (Singapore)	2,427,327
20,000	MaxLinear, Inc. *	679,600
11,700	Qorvo, Inc. *	1,103,544
		4,210,471	8.98%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 10

Paradigm Value Fund

		Schedule of Investments
		June 30, 2022 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Services - Business Services, NEC
5,900	Concentrix Corporation	$800,276
135,000	Conduent Incorporated *	583,200
		1,383,476	2.95%
Services - Computer Integrated Systems Design
100,000	Ribbon Communications Inc. *	304,000	0.65%
Services - Help Supply Services
44,400	Kforce Inc.	2,723,496	5.81%
Services - Home Health Care Services
18,900	Addus HomeCare Corporation *	1,573,992	3.36%
Services - Management Services
30,000	R1 RCM Inc. *	628,800	1.34%
Services - Medical Laboratories
33,300	RadNet, Inc. *	575,424	1.23%
Services - Prepackaged software
40,000	Absolute Software Corp. (Canada)	346,000
6,666	Consensus Cloud Solutions Inc. *	291,171
		637,171	1.36%
Services - Skilled Nursing Care Facilities
10,000	The Ensign Group, Inc.	734,700	1.57%
Special Industry Machinery (No Metalworking Machinery)
3,500	Kadant Inc.	638,225	1.36%
Special Industry Machinery, NEC
28,100	Azenta, Inc.	2,026,010
20,000	Veeco Instruments Inc. *	388,000
		2,414,010	5.14%
State Commercial Banks
13,000	Banner Corporation	730,730
29,000	Renasant Corporation	835,490
		1,566,220	3.34%
Telegraph & Other Message Communications
20,000	Ziff Davis, Inc. *	1,490,600	3.18%
Telephone & Telegraph Apparatus
6,000	Fabrinet (Thailand) *	486,600	1.04%
Transportation Services
9,900	GATX Corp.	932,184	1.99%
Water, Sewer, Pipeline, Comm & Power Line Construction
23,000	Primoris Services Corporation	500,480	1.07%
Wholesale - Computers & Peripheral Equipment & Software
10,832	TD SYNNEX Corporation	986,795	2.10%
Total for Common Stocks (Cost $20,628,159)		44,139,350	94.14%
REAL ESTATE INVESTMENT TRUSTS
10,950	Mid-America Apartment Communities Inc.	1,912,637
Total for Real Estate Investment Trusts (Cost $306,603)		1,912,637	4.08%
MONEY MARKET FUNDS
761,206	SEI Daily Income Trust Government Fund CL F 1.13% **	761,206	1.62%
Total for Money Market Funds (Cost $761,206)
Total Investment Securities		46,813,193	99.84%
	(Cost $21,695,968)
Other Assets in Excess of Liabilities		72,689	0.16%
Net Assets		$46,885,882	100.00%

* Non-Income Producing Securities. ** The Yield Rate shown represents the 7-day yield at June 30, 2022. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 11

Paradigm Select Fund

		Schedule of Investments
		June 30, 2022 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aircraft Parts & Auxiliary Equipment, NEC
35,700	Ducommun Incorporated *	$1,536,528	1.53%
Communications Equipment, NEC
37,300	Lumentum Holdings Inc. *	2,962,366	2.94%
Electrical Work
37,400	EMCOR Group Inc.	3,850,704	3.83%
Electromedical & Electrotherapeutic Apparatus
17,300	Masimo Corporation *	2,260,591	2.25%
Fire, Marine & Casualty Insurance
6,450	American Financial Group Inc.	895,324	0.89%
General Industrial Machinery & Equipment
12,200	Regal Rexnord Corporation	1,384,944
82,400	Zurn Elkay Water Solutions Corp.	2,244,576
		3,629,520	3.61%
Industrial Instruments For Measurement, Display, and Control
23,900	MKS Instruments, Inc.	2,452,857	2.44%
Industrial Organic Chemicals
25,700	Sensient Technologies Corporation	2,070,392	2.06%
Instruments for Measurement & Testing of Electricity & Electric Signals
40,600	Teradyne, Inc.	3,635,730	3.61%
Laboratory Analytical Instruments
33,300	PerkinElmer Inc.	4,735,926	4.70%
Measuring & Controlling Devices, NEC
23,000	Onto Innovation Inc. *	1,604,020	1.59%
Mining & Quarrying of Nonmetallic Minerals (No Fuels)
37,000	Summit Materials, Inc. - Class A *	861,730	0.86%
Miscellaneous Manufacturing Industries
60,300	Hillenbrand, Inc.	2,469,888	2.45%
Optical Instruments & Lenses
31,200	II-VI Incorporated *	1,589,640	1.58%
Plastics Products
11,600	Entegris, Inc.	1,068,708	1.06%
Printed Circuit Boards
35,200	Jabil, Inc.	1,802,592	1.79%
Retail - Catalog & Mail-Order Houses
12,200	Insight Enterprises, Inc. *	1,052,616	1.05%
Retail - Eating & Drinking Places
6,700	Cannae Holdings, Inc. *	129,578	0.13%
Retail - Family Clothing Stores
100,900	American Eagle Outfitters, Inc.	1,128,062	1.12%
Retail - Lumber & Other Building Materials Dealers
94,400	Builders FirstSource, Inc. *	5,069,280	5.03%
Retail - Radio, TV & Consumer Electronics Stores
41,900	Best Buy Co., Inc.	2,731,461	2.71%
Retail - Retail Stores, NEC
16,400	IAC/InterActiveCorp. *	1,245,908	1.24%
Retail - Shoe Stores
74,800	Foot Locker, Inc.	1,888,700	1.88%
Search, Detection, Navigation, Guidance, Aeronautical Systems
28,300	Garmin Ltd. (Switzerland)	2,780,475	2.76%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 12

Paradigm Select Fund

		Schedule of Investments
		June 30, 2022 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Semiconductors & Related Devices
47,900	FormFactor, Inc. *	$1,855,167
107,900	Kulicke & Soffa Industries Inc. (Singapore)	4,619,199
81,400	Marvell Technology, Inc.	3,543,342
44,800	MaxLinear, Inc. *	1,522,304
12,800	Qorvo, Inc. *	1,207,296
25,000	Skyworks Solutions, Inc.	2,316,000
		15,063,308	14.96%
Services - Help Supply Services
98,825	Kelly Services, Inc. - Class A	1,959,700
78,600	Kforce Inc.	4,821,324
		6,781,024	6.74%
Services - Medical Laboratories
62,600	Natera, Inc. *	2,218,544	2.20%
Services - Prepackaged Software
1,809	Black Knight, Inc. *	118,291
11,100	Consensus Cloud Solutions Inc. *	484,848
32,100	Progress Software Corporation	1,454,130
		2,057,269	2.04%
Services - Skilled Nursing Care Facilities
19,700	The Ensign Group, Inc.	1,447,359	1.44%
Steel Pipe & Tubes
15,750	ATI Inc. *	357,682	0.35%
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
13,800	Carpenter Technology Corporation	385,158	0.38%
Surgical & Medical Instruments & Apparatus
108,000	Globus Medical, Inc. - Class A *	6,063,120	6.02%
Telegraph & Other Message Communications
29,400	Ziff Davis Inc. *	2,191,182	2.18%
Telephone & Telegraph Apparatus
12,100	Fabrinet * (Thailand)	981,310	0.97%
Title Insurance
5,900	Fidelity National Financial, Inc.	218,064	0.22%
Wholesale - Computers & Peripheral Equipment & Software
27,600	TD SYNNEX Corporation	2,514,360	2.50%
Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
25,100	EnerSys	1,479,896
8,900	WESCO International, Inc. *	953,190
		2,433,086	2.42%
Wholesale - Lumber & Other Construction Materials
43,300	Boise Cascade Company	2,575,917	2.56%
Total for Common Stocks (Cost $95,537,185)		98,739,979	98.09%
REAL ESTATE INVESTMENT TRUSTS
8,400	Mid-America Apartment Communities Inc.	1,467,228	1.46%
Total for Real Estate Investment Trusts (Cost $924,583)
MONEY MARKET FUNDS
126,804	SEI Daily Income Trust Government Fund CL F 1.13% **	126,804	0.13%
Total for Money Market Funds (Cost $126,804)
Total Investment Securities		100,334,011	99.68%
	(Cost $96,588,572)
Other Assets in Excess of Liabilities		321,335	0.32%
Net Assets		$100,655,346	100.00%

* Non-Income Producing Securities. ** The Yield Rate shown represents the 7-day yield at June 30, 2022. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 13

Paradigm Micro-Cap Fund

		Schedule of Investments
		June 30, 2022 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aircraft Parts & Auxiliary Equipment, NEC
82,105	Ducommun Incorporated *	$3,533,799	3.40%
Ball & Roller Bearings
295,310	NN, Inc. *	747,134	0.72%
Communications Services, NEC
60,000	Calix, Inc. *	2,048,400	1.97%
Computer Communications Equipment
200,000	A10 Networks, Inc.	2,876,000
320,000	Extreme Networks, Inc. *	2,854,400
		5,730,400	5.51%
Electromedical & Electrotherapeutic Apparatus
100,000	Cutera, Inc. *	3,750,000	3.61%
Electronic Computers
20,000	Omnicell, Inc. *	2,275,000	2.19%
Footwear (No Rubber)
200,000	Caleres, Inc.	5,248,000	5.05%
Industrial Organic Chemicals
5,950	Sensient Technologies Corporation	479,332	0.46%
Instruments For Measurement & Testing of Electricity & Electric Signals
32,650	Cohu, Inc. *	906,038	0.87%
Measuring & Controlling Devices, NEC
50,000	Onto Innovation Inc. *	3,487,000	3.36%
Mining & Quarrying of Nonmetallic Minerals (No Fuels)
100,000	Summit Materials, Inc. - Class A *	2,329,000	2.24%
Miscellaneous Manufacturing Industries
5,200	Hillenbrand, Inc.	212,992	0.20%
Motor Vehicle Parts & Accessories
250,000	Modine Manufacturing Company *	2,632,500	2.53%
Office Machines, NEC
240,000	Pitney Bowes Inc.	868,800	0.84%
Pharmaceutical Preparations
200,000	Eton Pharmaceuticals, Inc. *	524,000
40,000	Nature's Sunshine Products, Inc. *	426,800
40,000	Ocular Therapeutix, Inc. *	160,800
		1,111,600	1.07%
Radio & TV Broadcasting & Communications Equipment
50,000	Aviat Networks, Inc. *	1,252,000
150,000	CalAmp Corp. *	625,500
		1,877,500	1.81%
Retail - Apparel & Accessory Stores
60,000	Citi Trends, Inc. *	1,419,000
39,200	Zumiez Inc. *	1,019,200
		2,438,200	2.35%
Retail - Catalog & Mail-Order Houses
40,000	Insight Enterprises, Inc. *	3,451,200	3.32%
Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.	148,694	0.14%
Semiconductors & Related Devices
40,000	FormFactor, Inc. *	1,549,200
33,700	Kulicke & Soffa Industries Inc. (Singapore)	1,442,697
120,000	MaxLinear, Inc. *	4,077,600
120,000	Ultra Clean Holdings, Inc. *	3,572,400
		10,641,897	10.24%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 14

Paradigm Micro-Cap Fund

		Schedule of Investments
		June 30, 2022 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Services - Business Services, NEC
138,100	Tabula Rasa HealthCare, Inc. *	$354,917	0.34%
Services - Computer Integrated Systems Design
100,000	NextGen Healthcare, Inc. *	1,744,000
1,280,000	Ribbon Communications Inc. *	3,891,200
		5,635,200	5.42%
Services - Computer Processing & Data Preparation
200,000	Marin Software Incorporated *	330,000	0.32%
Services - Help Supply Services
55,000	Cross Country Healthcare, Inc. *	1,145,650
130,500	Kelly Services, Inc. - Class A	2,587,815
		3,733,465	3.59%
Services - Home Health Care Services
19,700	Addus HomeCare Corporation *	1,640,616	1.58%
Services - Management Services
160,000	R1 RCM Inc. *	3,353,600	3.23%
Services - Medical Laboratories
81,189	Exagen, Inc. *	466,025	0.45%
Services - Miscellaneous Health & Allied Services, NEC
115,667	Viemed Healthcare, Inc. *	622,288	0.60%
Services - Prepackaged Software
200,000	Absolute Software Corp. (Canada)	1,730,000
55,600	Cerence Inc. *	1,402,788
10,900	Progress Software Corporation	493,770
		3,626,558	3.49%
Services - Skilled Nursing Care Facilities
40,000	The Ensign Group, Inc.	2,938,800	2.83%
Special Industry Machinery (No Metalworking Machinery)
15,100	Kadant Inc.	2,753,485	2.65%
Special Industry Machinery, NEC
80,000	Axcelis Technologies, Inc. *	4,387,200
9,800	Azenta, Inc.	706,580
200,000	Veeco Instruments Inc. *	3,880,000
		8,973,780	8.64%
Surgical & Medical Instruments & Apparatus
53,700	AtriCure, Inc. *	2,194,182
43,000	MiMedx Group, Inc. *	149,210
100,000	Orthofix Medical, Inc. *	2,354,000
19,600	OrthoPediatrics Corp. *	845,740
60,000	SeaSpine Holdings Corporation. *	339,000
100,000	SI-BONE, Inc. *	1,320,000
100,000	Tactile Systems Technology, Inc. *	730,000
		7,932,132	7.63%
Telephone & Telegraph Apparatus
350,000	Infinera Corporation *	1,876,000	1.81%
Watches, Clocks, Clockwork Operated Devices/Parts
120,000	Fossil Group, Inc. *	620,400	0.60%
Wholesale - Computers & Peripheral Equipment & Software
20,000	ScanSource, Inc. *	622,800	0.60%
Total for Common Stocks (Cost $79,164,911)		99,397,552	95.66%
CONTINGENT VALUE RIGHTS
300,000	Flexion Therapeutics Contingent Value Right * +	186,000
Total for Contingent Value Rights (Cost $186,000)		186,000	0.18%

* Non-Income Producing Securities. + Level 3 and illiquid security. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 15

Paradigm Micro-Cap Fund

	Schedule of Investments
	June 30, 2022 (Unaudited)
Shares	Fair Value	% of Net Assets

MONEY MARKET FUNDS
5,190,233 SEI Daily Income Trust Government Fund CL F 1.13% **	$5,190,233	4.99%
Total for Money Market Funds (Cost $5,190,233)
Total Investment Securities	104,773,785	100.83%
(Cost $84,541,144)
Liabilities in Excess of Other Assets	(861,638)	-0.83%

Net Assets	$103,912,147	100.00%

** The Yield Rate shown represents the 7-day yield at June 30, 2022. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 16

Paradigm Funds

Statements of Assets and Liabilities (Unaudited)	Value	Select
June 30, 2022	Fund	Fund

Assets:
Investment Securities at Fair Value*	$46,813,193	$100,334,011
Cash	-	23,036
Receivable for Fund Shares Sold	7,169	41,627
Receivable for Securities Sold	112,019	423,155
Dividends Receivable	14,557	64,325
Total Assets	46,946,938	100,886,154
Liabilities:
Payable for Fund Shares Redeemed	310	124,808
Payable to Advisor	60,746	106,000
Total Liabilities	61,056	230,808
Net Assets	$46,885,882	$100,655,346
Net Assets Consist of:
Paid In Capital	$18,185,857	$98,184,388
Total Distributable Earnings	28,700,025	2,470,958
Net Assets	$46,885,882	$100,655,346

Net Asset Value, Offering and Redemption Price (Note 2)	$52.19	$51.91

* Investments at Identified Cost	$21,695,968	$96,588,572

Shares Outstanding (Unlimited number of shares	898,440	1,938,873
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended June 30, 2022

Investment Income:
Dividends (Net of foreign taxes of $1,250 and $0, respectively)	$243,521	$706,171
Total Investment Income	243,521	706,171
Expenses:
Investment Advisor Fees	431,688	1,011,522
Total Expenses	431,688	1,011,522
Less: Expenses Waived	-	(236,022)
Net Expenses	431,688	775,500

Net Investment Loss	(188,167)	(69,329)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	3,806,783	(1,185,194)
Net Change in Net Unrealized Appreciation on Investments	(22,697,955)	(46,417,653)
Net Realized and Unrealized Loss on Investments	(18,891,172)	(47,602,847)

Net Decrease in Net Assets from Operations	$(19,079,339)	$(47,672,176)

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 17

Paradigm Funds

Statement of Assets and Liabilities (Unaudited)	Micro-Cap
June 30, 2022	Fund

Assets:
Investment Securities at Fair Value*	$104,773,785
Receivable for Fund Shares Sold	8,304
Receivable for Securities Sold	111,737
Dividends Receivable	11,336
Total Assets	104,905,162
Liabilities:
Payable for Fund Shares Redeemed	7,518
Payable for Securities Purchased	873,776
Payable to Advisor	111,721
Total Liabilities	993,015
Net Assets	$103,912,147
Net Assets Consist of:
Paid In Capital	$78,755,038
Total Distributable Earnings	25,157,109
Net Assets	$103,912,147

Net Asset Value, Offering and Redemption Price (Note 2)	$38.63

* Investments at Identified Cost	$84,541,144

Shares Outstanding (Unlimited number of shares	2,689,931
authorized without par value)

Statement of Operations (Unaudited)
For the six month period ended June 30, 2022

Investment Income:
Dividends (Net of foreign taxes $3,750)	$146,027
Total Investment Income	146,027
Expenses:
Investment Advisor Fees	786,540
Total Expenses	786,540

Net Investment Loss	(640,513)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	5,645,211
Net Change in Net Unrealized Appreciation on Investments	(49,934,404)
Net Realized and Unrealized Loss on Investments	(44,289,193)

Net Decrease in Net Assets from Operations	$(44,929,706)

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 18

Paradigm Funds

Statements of Changes in Net Assets	Value Fund		Select Fund
	(Unaudited)		(Unaudited)
	1/1/2022	1/1/2021	1/1/2022	1/1/2021
	to	to	to	to
	6/30/2022	12/31/2021	6/30/2022	12/31/2021
From Operations:
Net Investment Loss	$(188,167)	$(549,259)	$(69,329)	$(297,140)
Capital Gain Distributions from Real Estate Investment
Trusts	-	19,498	-	11,967
Net Realized Gain (Loss) on Investments	3,806,783	1,951,025	(1,185,194)	311,567
Net Change in Unrealized Appreciation on Investments	(22,697,955)	16,038,986	(46,417,653)	26,530,742
Net Increase (Decrease) in Net Assets from Operations	(19,079,339)	17,460,250	(47,672,176)	26,557,136

From Distributions to Shareholders:	-	(1,985,254)	-	(251,191)

From Capital Share Transactions:
Proceeds From Sale of Shares	3,062,608	8,890,788	42,432,510	79,522,478
Proceeds from Redemption Fees (Note 2)	6,087	18,588	42,373	123,567
Shares Issued on Reinvestment of Dividends	-	1,953,933	-	247,665
Cost of Shares Redeemed	(13,303,508)	(7,831,154)	(42,674,197)	(22,643,318)
Net Increase (Decrease) from Shareholder Activity	(10,234,813)	3,032,155	(199,314)	57,250,392

Net Increase (Decrease) in Net Assets	(29,314,152)	18,507,151	(47,871,490)	83,556,337

Net Assets at Beginning of Period	76,200,034	57,692,883	148,526,836	64,970,499

Net Assets at End of Period	$46,885,882	$76,200,034	$100,655,346	$148,526,836

Share Transactions:
Issued	48,027	131,164	635,517	1,186,647
Reinvested	-	27,420	-	3,340
Redeemed	(216,365)	(116,795)	(696,919)	(335,343)
Net Increase (Decrease) in Shares	(168,338)	41,789	(61,402)	854,644
Shares Outstanding Beginning of Period	1,066,778	1,024,989	2,000,275	1,145,631
Shares Outstanding End of Period	898,440	1,066,778	1,938,873	2,000,275

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 19

Paradigm Funds

Statements of Changes in Net Assets	Micro-Cap Fund
	(Unaudited)
	1/1/2022	1/1/2021
	to	to
	6/30/2022	12/31/2021
From Operations:
Net Investment Loss	$(640,513)	$(1,317,034)
Net Realized Gain on Investments	5,645,211	1,749,125
Net Change in Unrealized Appreciation on Investments	(49,934,404)	29,915,883
Net Increase (Decrease) in Net Assets from Operations	(44,929,706)	30,347,974

From Distributions to Shareholders:	-	(1,767,793)

From Capital Share Transactions:
Proceeds From Sale of Shares	6,479,191	56,094,404
Proceeds from Redemption Fees (Note 2)	34,154	42,134
Shares Issued on Reinvestment of Dividends	-	1,737,987
Cost of Shares Redeemed	(17,717,796)	(24,813,741)
Net Increase (Decrease) from Shareholder Activity	(11,204,451)	33,060,784
Net Increase (Decrease) in Net Assets	(56,134,157)	61,640,965

Net Assets at Beginning of Period	160,046,304	98,405,339

Net Assets at End of Period	$103,912,147	$160,046,304

Share Transactions:
Issued	134,503	1,099,311
Reinvested	-	31,954
Redeemed	(377,397)	(480,051)
Net Increase (Decrease) in Shares	(242,894)	651,214
Shares Outstanding Beginning of Period	2,932,825	2,281,611
Shares Outstanding End of Period	2,689,931	2,932,825

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 20

Paradigm Value Fund

Financial Highlights - Paradigm Value Fund
	(Unaudited)
Selected data for a share outstanding	1/1/2022		1/1/2021	1/1/2020	1/1/2019		1/1/2018	1/1/2017
throughout the period:	to		to	to	to		to	to
	6/30/2022		12/31/2021	12/31/2020	12/31/2019		12/31/2018	12/31/2017
Net Asset Value - Beginning of Period	$71.43		$56.29	$48.83	$41.94		$48.96	$48.10
Net Investment Income (Loss) (a)	(0.20)		(0.53)	(0.14)	0.05		(0.10)	(0.08)
Net Gain (Loss) on Investments (Realized and Unrealized)	(19.05)		17.56	8.81	9.29		(0.98)	6.89
Total from Investment Operations	(19.25)		17.03	8.67	9.34		(1.08)	6.81
Distributions (From Net Investment Income)	-		-	(0.04)	(0.02)		-	-
Distributions (From Capital Gains)	-		(1.91)	(1.18)	(2.43)		(5.95)	(5.96)
Total Distributions	-		(1.91)	(1.22)	(2.45)		(5.95)	(5.96)
Proceeds from Redemption Fees (Note 2)	0.01		0.02	0.01	-	+	0.01	0.01
Net Asset Value - End of Period	$52.19		$71.43	$56.29	$48.83		$41.94	$48.96
Total Return (b)	(26.94)%	*	30.30%	17.78%	22.27%		(2.07)%	14.06%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$46,886		$76,200	$57,693	$54,889		$51,431	$59,173

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	**	1.50%	1.50%	1.50%		1.50%	1.66%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	**	1.50%	1.50%	1.50%		1.50%	1.50%	(c)
Ratio of Net Investment Income (Loss) to Average
Net Assets	(0.65)%	**	(0.78)%	(0.32)%	0.12%		(0.18)%	(0.15)%	(c)

Portfolio Turnover Rate	1.29%	*	10.61%	11.64%	12.31%		20.54%	24.12%

Paradigm Select Fund

Financial Highlights - Paradigm Select Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2022		1/1/2021	1/1/2020		1/1/2019		1/1/2018	1/1/2017
	to		to	to		to		to	to
	6/30/2022		12/31/2021	12/31/2020		12/31/2019		12/31/2018	12/31/2017
Net Asset Value - Beginning of Period	$74.25		$56.71	$45.04		$32.75		$37.44	$33.49
Net Investment Income (Loss) (a)	(0.03)		(0.19)	(0.11)		0.01		0.01	(0.05)
Net Gain (Loss) on Investments (Realized and Unrealized)	(22.33)		17.78	11.83		12.54		(3.74)	5.42
Total from Investment Operations	(22.36)		17.59	11.72		12.55		(3.73)	5.37
Distributions (From Net Investment Income)	-		-	-	+	(0.01)		-	-
Distributions (From Capital Gains)	-		(0.13)	(0.06)		(0.25)		(0.96)	(1.46)
Total Distributions	-		(0.13)	(0.06)		(0.26)		(0.96)	(1.46)
Proceeds from Redemption Fees (Note 2)	0.02		0.08	0.01		-	+	-	0.04

Net Asset Value - End of Period	$51.91		$74.25	$56.71		$45.04		$32.75	$37.44
Total Return (b)	(30.09)%	*	31.16%	26.05%		38.32%		(9.93)%	16.12%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$100,655		$148,527	$64,970		$36,744		$23,323	$25,262

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	**	1.50%	1.50%		1.50%		1.50%	1.50%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.15%	**	1.15%	1.15%		1.15%		1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average
Net Assets (c)	(0.10)%	**	(0.28)%	(0.26)%		0.03%		0.03%	(0.13)%

Portfolio Turnover Rate	11.98%	*	8.64%	11.10%		15.27%		20.28%	21.49%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Such percentages reflect an expense waiver by the Advisor. See Note 4 for information on current waivers.
+ Amount calculated is less than $0.005/0.005%.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 21

Paradigm Micro-Cap Fund

Financial Highlights - Paradigm Micro-Cap Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2022		1/1/2021	1/1/2020		1/1/2019		1/1/2018		1/1/2017
	to		to	to		to		to		to
	6/30/2022		12/31/2021	12/31/2020		12/31/2019		12/31/2018		12/31/2017
Net Asset Value - Beginning of Period	$54.57		43.13	$30.91		$25.26		$32.40		$29.89
Net Investment Loss (a)	(0.23)		(0.47)	(0.15)		(0.02)		(0.23)		(0.31)
Net Gain (Loss) on Investments (Realized and Unrealized)	(15.72)		12.51	14.63		5.67		(3.35)		5.05
Total from Investment Operations	(15.95)		12.04	14.48		5.65		(3.58)		4.74
Distributions (From Net Investment Income)	-		-	-		-		-		-
Distributions (From Capital Gains)	-		(0.61)	(2.26)		-	+	(3.56)		(2.23)
Total Distributions	-		(0.61)	(2.26)		-		(3.56)		(2.23)
Proceeds from Redemption Fees (Note 2)	0.01		0.01	-	+	-		-	+	-	+
Net Asset Value - End of Period	$38.63		$54.57	$43.13		$30.91		$25.26		$32.40
Total Return (b)	(29.21)%	*	27.94%	46.85%		22.38%		(10.96)%		15.79%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$103,912		$160,046	$98,405		$63,506		$44,346		$49,424
Ratio of Expenses to Average Net Assets	1.25%	**	1.25%	1.25%		1.25%		1.25%		1.25%
Ratio of Net Investment Loss to Average
Net Assets	(1.02)%	**	(0.91)%	(0.48)%		(0.06)%		(0.67)%		(0.96)%
Portfolio Turnover Rate	15.88%	*	46.02%	81.04%		86.09%		111.47%		125.90%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
+ Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 22

NOTES TO FINANCIAL STATEMENTS PARADIGM FUNDS June 30, 2022 (Unaudited)

1.) ORGANIZATION
Paradigm Funds (the “Trust”) is an open-end management investment company that was organized in Ohio as a business trust on September 13, 2002, that offers shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Paradigm Value Fund (“Value”) commenced operations on January 1, 2003. Value’s investment objective is long-term capital appreciation. The Paradigm Select Fund (“Select”) commenced operations on January 1, 2005. Select’s investment objective is long-term capital appreciation. The Paradigm Micro-Cap Fund (“Micro-Cap”) commenced operations on January 1, 2008. Micro-Cap’s investment objective is long-term capital appreciation. Under normal circumstances, Micro-Cap invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. Value, Select and Micro-Cap are all diversified funds. The advisor to Value, Select and Micro-Cap (each a “Fund” and collectively the “Funds”) is Paradigm Funds Advisor LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on the trade date for financial statement reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Funds use the highest cost basis which is a form of specific identification in computing gain or loss on sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

SHARE VALUATION: Each Fund’s net asset value (the “NAV”) is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days or less of purchase. During the six month period ended June 30, 2022, proceeds from redemption fees were $6,087, $42,373 and $34,154 for Value, Select and Micro-Cap, respectively.

INCOME TAXES: The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; the Funds are not aware of any tax positions for which it is

2022 Semi-Annual Report 23

Notes to Financial Statements (Unaudited) - continued

reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended June 30, 2022, the Funds did not incur any interest or penalties.

ESTIMATES: The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ best information about the assumptions a market participant would use in valuing the assets or liabilities.

The availability of inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Advisor’s opinion, the last bid price does not accurately reflect the fair value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy, and if an equity security is valued by the pricing service at its last bid, it is generally categorized in level 2 of the fair value hierarchy. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the fair value or when restricted securities are being valued, such

2022 Semi-Annual Report 24

Notes to Financial Statements (Unaudited) - continued

securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Trust’s Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the underlying funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of June 30, 2022:

Value:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$44,139,350	$-	$-	$44,139,350
Real Estate Investment Trusts	1,912,637	-	-	1,912,637
Money Market Funds	761,206	-	-	761,206
Total	$46,813,193	$-	$-	$46,813,193

Select:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$98,739,979	$-	$-	$ 98,739,979
Real Estate Investment Trusts	1,467,228	-	-	1,467,228
Money Market Funds	126,804	-	-	126,804
Total	$100,334,011	$-	$-	$100,334,011

Micro-Cap:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$99,397,552	$ –	$ –	$ 99,397,552
Contingent Value Rights	–	–	186,000	186,000
Money Market Funds	5,190,233	–	–	5,190,233
Total	$104,587,785	$ –	$186,000	$104,773,785

The Funds did not hold any material level 3 assets during the six month period ended June 30, 2022. As of June 30, 2022, level 3 contingent value rights held in Micro-Cap represented 0.18% of the Fund's net assets. A reconciliation of level 3 investments, including certain disclosures related to significant inputs used in valuing level 3 investments, is therefore excluded.

The Funds did not invest in derivative instruments during the six month period ended June 30, 2022.

4.) INVESTMENT ADVISORY AGREEMENTS
The Trust, with respect to each of the Funds, has an investment advisory agreement (collectively the “Management Agreements”) with the Advisor. Under the terms of the Management Agreements, the Advisor manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. Under the Management Agreements, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. The Advisor pays all operating expenses of the Funds with the exception of taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short) and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trustees and Trust officers with respect thereto. The Funds will also pay expenses that they are authorized to pay pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (none are currently authorized). The Advisor also pays the

2022 Semi-Annual Report 25

Notes to Financial Statements (Unaudited) - continued

salaries and fees of all of its officers and employees that serve as Trustees and Trust Officers. For its services and payment of certain Fund expenses as described below, the Advisor receives an annual investment management fee of 1.50%, 1.50% and 1.25% of the average daily net assets from Value, Select and Micro-Cap, respectively. The Advisor’s investment management fee is accrued daily and is typically paid monthly. As a result of the above calculations, for the six month period ended June 30, 2022, the Advisor earned management fees (before the waivers described below) totaling $431,688, $1,011,522 and $786,540 for Value, Select and Micro-Cap, respectively. At June 30, 2022, $60,746, $106,000 and $111,721 was due to the Advisor from Value, Select and Micro-Cap, respectively. The Advisor has contractually agreed to waive management fees and/or reimburse Select to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in acquired funds) at 1.15% of daily net assets through April 30, 2023. The Advisor waived $236,022 for the six month period ended June 30, 2022, for Select, pursuant to its contractual agreement. There is no recapture provision to this waiver.

5.) RELATED PARTY TRANSACTIONS
Certain officers and shareholders of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management fees paid to the Advisor from the Funds.

The Trustees who are not interested persons of the Funds were each paid $4,000, for a total of $16,000, in Trustees fees for the six month period ended June 30, 2022, for the Trust. Under the Management Agreements, the Advisor pays these fees.

6.) INVESTMENTS
For the six month period ended June 30, 2022, purchases and sales of investment securities other than U.S. government obligations and short-term investments were as follows:

	Value	Select	Micro-Cap
Purchases	$738,801	$28,769,344	$19,390,082
Sales	$9,143,231	$15,270,321	$29,265,207

There were no purchases or sales of U.S. government obligations.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940, as amended. At June 30, 2022, National Financial Services, LLC, located at 200 Liberty Street, New York, New York, for the benefit of its customers, held, in aggregate, 28.95% of Value, and therefore also may be deemed to control Value. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 30.35%, of Select, and therefore may be deemed to control Select. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 71.88% of Micro-Cap, and therefore may be deemed to control Micro-Cap.

8.) TAX MATTERS
For federal income tax purposes, at June 30, 2022, the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value	Select	Micro-Cap
Cost of Investments	$21,695,968	$96,588,572	$84,541,144

Gross Unrealized Appreciation	$26,444,923	$19,403,108	$30,450,217
Gross Unrealized Depreciation	(1,327,698)	(15,657,669)	(10,217,576)
Net Unrealized Appreciation
(Depreciation) on Investments	$25,117,225	$3,745,439	$20,232,641

2022 Semi-Annual Report 26

Notes to Financial Statements (Unaudited) - continued

The tax character of distributions paid during the six month period ended June 30, 2022, and the fiscal year ended December 31, 2021 were as follows:

	Six Months Ended	Fiscal Year Ended
	June 30, 2022	December 31, 2021
Value
Ordinary Income	$ –	$ 50,868
Long-term Capital Gain	–	1,934,386
	$ –	$ 1,985,254

Select
Ordinary Income	$ –	$ –
Long-term Capital Gain	–	251,191
	$ –	$ 251,191

Micro-Cap
Ordinary Income	$ –	$ 37,607
Long-term Capital Gain	–	1,730,186
	$ –	$1,767,793

9.) CONCENTRATION OF SECTOR RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2022, Value had 33% of its equity securities held invested in stocks within the Information Technology sector; Select had had 38% and 28% of its equity securities held invested in stocks within the Information Technology sector and the Industrials sector, respectively; and Micro-Cap had 47% and 28% of its equity securities held invested in stocks within the Information Technology sector and the Health Care sector, respectively.

10.) COVID-19 RISK
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change and climate-related events; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Funds and their investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2022 Semi-Annual Report 27

DISCLOSURE OF EXPENSES (Unaudited)

The ongoing costs to shareholders associated with the Paradigm Value Fund, Paradigm Select Fund and Paradigm Micro-Cap Fund consist solely of management fees. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Funds, the shares are subject to a 2% redemption fee. Additionally, your account will be indirectly subject to the expenses of any underlying funds, if any. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on January 1, 2022, and held through June 30, 2022.

The first line of each table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any indirect expenses from underlying funds or transactional costs, such as the annual maintenance fee charged to IRA accounts, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PARADIGM VALUE FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2022
	January 1, 2022	June 30, 2022	to June 30, 2022

Actual	$1,000.00	$730.65	$6.44

Hypothetical	$1,000.00	$1,017.36	$7.50
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PARADIGM SELECT FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2022
	January 1, 2022	June 30, 2022	to June 30, 2022

Actual	$1,000.00	$699.12	$4.84

Hypothetical	$1,000.00	$1,019.09	$5.76
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2022 Semi-Annual Report 28

Disclosure of Expenses (Unaudited) - continued

PARADIGM MICRO-CAP FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2022
	January 1, 2022	June 30, 2022	to June 30, 2022

Actual	$1,000.00	$707.90	$5.29

Hypothetical	$1,000.00	$1,018.60	$6.26
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2022 Semi-Annual Report 29

ADDITIONAL INFORMATION June 30, 2022 (Unaudited)

APPROVAL AND RENEWAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting of the Board of Trustees held on February 17, 2022, (the “Meeting”) the Board of Trustees (the “Trustees” or the “Board”) considered the continuance of the Management Agreements (the “Agreements” or “Management Agreements”) with Paradigm Funds Advisor LLC (the “Advisor”) for the Paradigm Value Fund (“Value Fund”), the Paradigm Select Fund (“Select Fund”), and the Paradigm Micro-Cap Fund (“Micro-Cap Fund”) (each a “Fund”, or collectively, the “Funds”).

As to the performance of the Funds, the Report included information regarding the performance of each Fund compared to a group of funds of similar size, style and objective (the “Peer Group”). Performance data was through the period ended December 31, 2021. The Report also included comparative performance information for comparable major indexes, each Fund’s Morningstar category average, and other accounts managed by the Advisor.

The Trustees discussed each Fund’s performance in relation to the applicable Fund’s Peer Group average, the Morningstar category average and the comparative index for certain periods for each Fund, as detailed in the Report. The Trustees discussed with representatives of the Advisor the factors underlying the performance of the Funds over various time periods, noting that the relative performance of each Fund over the various time periods was generally in line with or exceeded that of its benchmark index. The Trustees noted that each Fund outperformed its benchmark index over the one-year period ended December 31, 2021. The Trustees further noted the importance of the Advisor’s sector allocations. The Trustees stated that they were confident in the strength of the Advisor’s investment management process. The Trustees noted the Advisor’s explanations for the recent performance of each Fund and concluded, after careful review of the investment process and further discussion with the portfolio managers, that each Fund’s performance was consistent with performance expectations.

As to the nature, extent and quality of the services provided by the Advisor, the Trustees analyzed the Advisor’s experience and capabilities. They discussed the information provided regarding operational matters such as the Advisor’s research and investment personnel. They also discussed the portfolio managers’ backgrounds and investment management experience, and the impact of the COVID pandemic on the Advisors operations. They reviewed the Advisor’s financial information and discussed the firm’s ability to meet its obligations under the Agreements. The Board concluded that the nature and extent of the services provided by the Advisor were consistent with the Board’s expectations, and that the quality of services, particularly those provided by the portfolio managers, was more than satisfactory. The Trustees also concluded that the Advisor had the resources to provide quality advisory services to the Funds.

As to the costs of the services provided, the Board reviewed the fees received by the Advisor under the Agreements compared to the applicable Peer Group and category average. The Trustees noted that each Fund paid a unitary management fee under which the Advisor provided advisory services and certain administrative and governance functions and paid Fund expenses. The reviewed the unitary management fee of 1.50% of average daily net assets for the Paradigm Value Fund and Paradigm Select Fund, and 1.25% of average daily net assets of the Paradigm Micro-Cap Fund. As a result of the unitary fee structure, the Trustees agreed that comparison of each Fund’s advisory fee to the expense ratios of comparable funds was most relevant to the Board deliberations. They discussed that the Report noted that the Value Fund’s audited expense ratio of 1.50% was found to be higher than the category average of 1.06% and its Peer Group’s average expense ratio of 1.13% but within the range of its Peer Group; that the Select Fund’s audited expense ratio of 1.15% was higher than its Morningstar category average of 1.03% and its Peer Group’s average expense ratio of 1.05% but within the range of its Peer Group; and that the Micro-Cap Fund’s audited expense ratio of 1.25% was higher than its Peer Group’s average expense ratio of 1.22% and higher than its Morningstar category average of 1.06% . The Trustees noted that, while the fees may be higher, in some cases, than the peer group averages and/or the Morningstar category averages in each case, they appeared reasonable when compared to the benchmarks’ range of fees. The Board noted that while the Advisor did not manage any other accounts, Paradigm Capital Management, Inc., an affiliate of the Advisor, provided services to hedge funds for which it received an annual fee of 0.75% plus a performance fee; institutional accounts for which it received fees ranging from 0.55% to 1.00%; and separately managed accounts for high net-worth clients for which it received fees ranging from 0.50% to 1.00% . After a discussion, the Trustees concluded that the management fees paid with respect to each Fund were not unreasonable. The Board noted that the Advisor had contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain

2022 Semi-Annual Report 30

Additional Information (Unaudited) - continued

total annual operating expenses of the Select Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in acquired funds) at 1.15% of its average daily net assets through April 30, 2022, thereby benefiting shareholders.

As for the profits realized by the Advisor, the Trustees reviewed a profit and loss analysis prepared by the Advisor that disclosed the direct and indirect expenses paid by the Advisor on behalf of each Fund, the total revenue derived by the Advisor from each Fund and the pre-tax operating margin of the Advisor with respect to each Fund for the calendar year ended December 31, 2021. The Trustees also reviewed a broad industry analysis of mutual fund profitability prepared by an independent third party, which showed the operating margins realized by the Advisor were well within the range reported in the analysis. The Funds’ chief compliance officer confirmed to the Trustees that no Fund portfolio securities were traded through the Advisor’s affiliated broker-dealer and that all trades were made on the basis of best price and execution. The Trustees concluded that the Advisor was not excessively profitable from its relationship with any of the Funds.

As for economies of scale, the Trustees discussed and considered information regarding whether economies of scale had been realized with respect to the management of the Funds, whether the Funds had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered that the Funds’ shareholders experienced benefits from the fact that the Advisor was obligated to pay certain of the Funds’ operating expenses, which had the effect of limiting the overall fees paid by the Funds. The Board also noted that the Advisor had contractually agreed to waive management fees and reimburse expenses for the Select Fund, thereby benefiting shareholders. The Trustees agreed that, at current asset levels, further fee concessions were not justified and the unitary fee structure indirectly provided the benefits of economies of scale to shareholders despite the relatively small size of the Funds.

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

The Funds publicly file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

PROXY VOTING GUIDELINES

Paradigm Funds Advisor LLC, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Funds’ website at www.paradigm-funds.com. It is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov. Form N-PX provides information regarding how the Funds voted proxies with regards to portfolio securities held during the most recent 12-month period ended June 30 and is available without charge, upon request, by calling our toll free number(1-800-239-0732). This information is also available on the SEC’s website at http://www.sec.gov.

ADDITIONAL INFORMATION

You will find more information about the Funds at www.paradigm-funds.com. For shareholder inquiries, please call toll-free in the U.S. at 1-800-239-0732.

LIQUIDITY RISK MANAGEMENT PROGRAM

During the six-month period ended June 30, 2022, the Board reviewed the Funds’ liquidity risk management program, adopted pursuant to Rule 22e-4 under the Investment Company Act. The program is overseen by the Advisor, who has delegated certain responsibilities for managing the program to a liquidity program administrator (the “LPA”). The LPA reported that it had assessed, managed and reviewed the program for the Funds taking into consideration several factors including the liquidity of each Fund’s portfolio investments and the market, trading or investment specific considerations that may reasonably affect a security’s classification as a liquid investment. The LPA certified that the program was adequate, effectively implemented and needed no changes at that time.

.

2022 Semi-Annual Report 31

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2022 Semi-Annual Report 32

Board of Trustees
Carl A. Florio
Gary Greenhouse
Peter H. Heerwagen
Candace King Weir
William P. Phelan
George M. Philip

Investment Advisor
Paradigm Funds Advisor LLC
Nine Elk Street
Albany, NY 12207-1002

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Fund Administrator
Premier Fund Solutions, Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, WI 53202

This report is provided for the general information of the shareholders of the Paradigm
Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Paradigm Funds

By: /s/Candace King Weir Candace King Weir President

Date: 8/26/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir Candace King Weir President

Date: 8/26/2022

By: /s/Robert A. Benton Robert A. Benton Chief Financial Officer

Date: 8/26/2022